Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ (290,117)	$ (63,905)
Items not involving cash:
Depreciation of property and equipment	6,079	8,956
Amortization of intangible assets	7,232	7,510
Stock-based compensation	71,956	76,047
Changes in operating working capital:
Decrease (Increase) in accounts receivable	28,550	28,846
Decrease (increase) in investment tax credits	137,993	89,192
Decrease (increase) in prepaid expenses	19,329	29,819
Increase (decrease) in accounts payable	7,199	(6,307)
Increase (decrease) in accrued liabilities	(8,663)	8,420
Increase (decrease) in deferred revenue	3,237	46,011
Cash flows provided by operating activities	(3,292)	(20,305)
INVESTING ACTIVITIES
Purchase of property and equipment	(536)	(3,744)
Purchase of investment
Cash flows used in investing activities	(536)	(3,744)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	30,700	(186,367)
Increase in cash and cash equivalents	12,959	34,478
Cash and cash equivalents, beginning of period	1,591,507	1,762,171
Cash and cash equivalents, end of period	$ 1,604,466	$ 1,796,649